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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 Form 13F

                            FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2006

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                              Farallon Partners, L.L.C.
                                One Maritime Plaza
                                    Suite 1325
                          San Francisco, California 94111

                          Form 13F File Number: 28-6372

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132




                               /s/ Mark C. Wehrly
                            --------------------------
                            San Francisco, California
                               November 14, 2006


                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:

                       Farallon Capital Management, L.L.C.
                        Form 13F File Number: 28-3896

                        Noonday Asset Management, L.P.
                       Form 13F File Number: 28-11402